Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating Activities
Net income	$ 1,107,885	$ 1,430,517	$ 3,603,544	$ (2,301,522)
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Stock - based compensation expense	9,665	92,472
Amortization of stock-based compensation to management				349,800
Amortization of stock - based compensation to consultants	333,417	529,569	599,846	1,327,780
Amortization of employee stock options			110,195	3,880
Depreciation and amortization	31,742	25,407	49,367	59,508
Provision for (recovery of) doubtful accounts	837,431	(108,344)	(18,912)	132,915
Deferred tax benefit	(1,073,700)		(749,400)	280,600
Changes in assets and liabilities
Accounts receivable	(2,210,485)	615,324	(260,165)	616,280
Other receivables	(234,751)	219,860	249,768	(98,935)
Advances to suppliers - third parties	50,465	(1,417,731)	2,085,281	(2,141,935)
Increase in advances to suppliers-related party			(3,317,382)
Decrease (increase) in prepaid expenses			162,727	(4,228)
Increase in other current assets			(18,931)	(30,600)
Prepaid expense and other current assets	80,952	42,906
Other long-term assets		5,693	(70,806)
Due from related parties	(921,532)	(133,713)	(117,772)	1,162,072
Advances from customers	(23,001)	369,626	343,790	(101,828)
Accounts payable	288,283	(309,941)	(272,474)	(202,098)
Taxes payable	731,456	174,432	278,288	640,549
Due to related parties	(206,323)		206,323
Accrued expenses and other current liabilities	(61,218)	386,381	131,483	186,714
Net cash provided by (used in) operating activities	(1,259,714)	1,922,458	2,994,770	(121,048)
Cash flows from investing Activities
Acquisition of property and equipment	(50,278)		(62,412)	(31,659)
Acquisition of intangible assets	(190,000)
Cash collected from the termination of vessel acquisition				326,035
Prepayment for acquisition of intangible assets	(10,000)
Net cash used in investing activities	(250,278)		(62,412)	294,376
Financing Activities
Proceeds from issuance of common stock, net			4,319,988	691,600
Proceeds from exercise of employee stock options for common stock			82,500
Repurchase of common stock				(45,011)
Net cash provided by financing activities			4,402,488	646,589
Effect of exchange rate fluctuations on cash and cash equivalents	(3,902)	(14,999)	12,902	(164,245)
Net (decrease) increase in cash and cash equivalents	(1,513,894)	1,907,459	7,347,748	655,672
Cash and cash equivalents at beginning of period	8,733,742	1,385,994	1,385,994	730,322
Cash and cash equivalents at end of period	7,219,848	3,293,453	8,733,742	1,385,994
Supplemental information
Income taxes paid	$ 60,162	$ 6,446	89,324	23,286
Non-cash investing and financing activities:
Return of common stock issued for vessel acquisition				(2,220,000)
Issuance of common stock to pay for professional services			$ 632,500	$ 435,000